SHARE CAPITAL - Common shares issued (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares
Number of common shares
Exercise of stock options (in shares) | shares	19,261	105,398
Common shares held in trust (in shares) | shares	(1,057,455)	(725,290)
Repurchase of common shares (in shares) | shares		(300)
Share capital
U.S. initial public offering | $	$ (14,690)	$ (23,820)
Initial public offering, net of offering costs and deferred tax | $		366,332
Common shares held in trust | $	$ (45,883)	$ (14)
Share capital
Number of common shares
Beginning balance (in shares) | shares	98,219,496	91,602,192
Exercise of stock options (in shares) | shares	19,261	105,398
Common shares held in trust (in shares) | shares	(332,165)	(387,794)
Initial public offering, net of offering costs and deferred tax (in shares) | shares		6,900,000
Repurchase of common shares (in shares) | shares	(1,020,887)	(300)
Ending balance (in shares) | shares	96,885,705	98,219,496
Share capital
Beginning balance | $	$ 865,897	$ 520,633
Exercise of stock options | $	639	2,754
U.S. initial public offering | $	(14,690)	(23,820)
Initial public offering, net of offering costs and deferred tax | $		366,332
Common shares held in trust | $	(9,831)	(2)
Ending balance | $	$ 842,015	$ 865,897